Share-Based Compensation - Schedule of Stock Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding			9,812,881	13,005,596		11,761,596
Granted				640,000	1,470,000
Forfeited	(332,566)	(332,566)	(338,876)	(397,500)	(226,000)
Repurchased				(3,435,215)
Exercised			(1,439,373)	0
Surrendered			(332,566)
Number of shares Outstanding			7,702,066	9,812,881	13,005,596
Exercisable as of December 31, 2020			6,790,924	0
Weighted average exercise price
Outstanding			$ 0.93	$ 0.95		$ 0.94
Granted				1.00	$ 1.00
Forfeited			1.00	1.00	1.00
Repurchased				1.00
Exercised			$ 0.72
Surrendered			1.00
Outstanding			$ 0.97	$ 0.93	$ 0.95
Exercisable as of December 31, 2020			$ 0.97
Weighted average remaining contractual term, Outstanding			6 years 9 months	7 years 9 months 3 days	8 years 7 months 9 days	9 years 6 months
Weighted average remaining contractual term, Exercisable			6 years 9 months
Aggregate intrinsic value, Outstanding			$ 150,415	$ 47,671	$ 70,129	$ 24,890
Aggregate intrinsic value, Exercisable			$ 132,650
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding			13,536,588
Granted				13,991,528
Repurchased			(454,940)	(454,940)
Exercised			(402,000)
Surrendered			(2,544,917)
Number of shares Outstanding			10,589,671	13,536,588
Exercisable as of December 31, 2020			9,764,670
Weighted average exercise price
Outstanding			$ 1.00
Granted				$ 1.00
Repurchased				1.00
Exercised			$ 1.00
Surrendered			1.00
Outstanding			$ 1.00	$ 1.00
Exercisable as of December 31, 2020			$ 1.00
Weighted average remaining contractual term, Outstanding			8 years 1 month 24 days	8 years 10 months 9 days
Weighted average remaining contractual term, Exercisable			8 years 1 month 24 days
Aggregate intrinsic value, Outstanding			$ 206,499	$ 64,840
Aggregate intrinsic value, Exercisable			$ 190,411
2019 Plan [Member]
Numbers of shares
Granted			72,000
Number of shares Outstanding			72,000
Weighted average exercise price
Granted			$ 6.09
Outstanding			$ 6.09
Weighted average remaining contractual term, Outstanding			9 years 3 months 29 days
Aggregate intrinsic value, Outstanding			$ 1,038
2020 Plan [Member]
Numbers of shares
Granted			1,068,733
Forfeited			(24,365)
Number of shares Outstanding			1,044,368
Weighted average exercise price
Granted			$ 5.91
Forfeited			5.91
Outstanding			$ 5.91
Weighted average remaining contractual term, Outstanding			9 years 7 months 13 days
Aggregate intrinsic value, Outstanding			$ 15,237